UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/13 (Unaudited)

REPURCHASE AGREEMENTS (25.2%)(a)
				Principal amount	Value

Interest in $45,850,000 joint tri-party repurchase agreement dated 6/28/13 with BNP Paribas Securities Corp. due 7/1/13 - maturity value of $11,700,127 for an effective yield of 0.13% (collateralized by various corporate bonds and notes with coupon rates ranging from zero % to 9.875% and due dates ranging from 1/30/14 to 7/1/42, valued at $48,142,501)				$11,700,000	$11,700,000

Interest in $281,429,000 joint tri-party repurchase agreement dated 6/28/13 with Citigroup Global Markets, Inc./Salomon Brothers due 7/1/13 - maturity value of $96,001,120 for an effective yield of 0.14% (collateralized by various mortgage backed securities with coupon rates ranging from 1.847% to 6.033% and due dates ranging from 9/1/15 to 9/1/44, valued at $287,057,580)				96,000,000	96,000,000

Interest in $71,600,000 joint tri-party repurchase agreement dated 6/28/13 with Credit Suisse Securities (USA), LLC due 7/1/13 - maturity value of $18,900,205 for an effective yield of 0.13% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.90% to 9.00% and due dates ranging from 3/23/15 to 12/15/66, valued at $75,181,484)				18,900,000	18,900,000

Interest in $25,000,000 joint tri-party repurchase agreement dated 6/28/13 with Deutsche Bank Securities, Inc. due 7/1/13 - maturity value of $8,820,184 for an effective yield of 0.25% (collateralized by a U.S. Treasury note with a coupon rate of 0.375% and a due date of 6/15/15, valued at $25,500,000)				8,820,000	8,820,000

Interest in $176,426,000 joint tri-party repurchase agreement dated 6/28/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 7/1/13 - maturity value of $96,001,200 for an effective yield of 0.15% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 6.00% and due dates ranging from 10/1/18 to 6/1/43, valued at $179,954,521)				96,000,000	96,000,000

Interest in $273,658,000 joint tri-party repurchase agreement dated 6/28/13 with RBC Capital Markets, LLC due 7/1/13 - maturity value of $95,862,038 for an effective yield of 0.13% (collateralized by a mortgage backed security with a coupon rate of 4.00% and a due date of 5/20/42, valued at $279,134,184)				95,861,000	95,861,000

Interest in $52,225,000 joint tri-party term repurchase agreement dated 4/18/13 with RBC Capital Markets, LLC due 7/18/13 - maturity value of $14,255,700 for an effective yield of 0.16% (collateralized by various mortgage backed securities with coupon rates ranging from 3.00% to 4.00% and due dates ranging from 10/1/32 to 2/1/42, valued at $53,286,783)				14,250,000	14,250,000

Interest in $81,750,000 joint tri-party term repurchase agreement dated 4/9/13 with RBC Capital Markets, LLC due 7/10/13 - maturity value of $14,505,498 for an effective yield of 0.15% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 3.50% and due dates ranging from 4/1/28 to 5/1/43, valued at $83,413,491)				14,500,000	14,500,000

Interest in $80,050,000 joint tri-party term repurchase agreement dated 5/29/13 with RBC Capital Markets, LLC due 8/28/13 - maturity value of $14,203,905 for an effective yield of 0.11% (collateralized by various mortgage backed securities with coupon rates ranging from 2.10% to 6.50% and due dates ranging from 4/1/20 to 6/1/43, valued at $81,658,985)				14,200,000	14,200,000

Total repurchase agreements (cost $370,231,000)					$370,231,000

COMMERCIAL PAPER (22.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of Nova Scotia (Canada)	0.230	9/9/13		$16,000,000	$15,992,844

Barclays Bank PLC 144A, Ser. 10-1 (United Kingdom)	0.160	7/22/13		7,500,000	7,499,300

Canada (Government of) (Canada)	0.170	10/9/13		7,350,000	7,346,529

Chevron Corp.	0.090	8/29/13		14,200,000	14,197,906

COFCO Capital Corp. (Rabobank Nederland, NY Branch (LOC))	0.210	7/11/13		9,200,000	9,199,463

Commonwealth Bank of Australia 144A (Australia)	0.294	3/28/14		9,200,000	9,200,000

DnB Bank ASA (Norway)	0.285	7/8/13		13,100,000	13,099,274

DnB Bank ASA 144A (Norway)	0.270	8/7/13		9,000,000	8,997,503

Export Development Canada (Canada)	0.150	11/21/13		5,500,000	5,496,723

General Electric Capital Corp.	0.230	7/22/13		17,300,000	17,297,679

HSBC USA, Inc. (United Kingdom)	0.371	8/16/13		9,175,000	9,170,662

HSBC USA, Inc. (United Kingdom)	0.290	7/10/13		5,155,000	5,154,626

HSBC USA, Inc. (United Kingdom)	0.280	10/2/13		3,925,000	3,922,161

ICICI Bank, Ltd./Hong Kong (Hong Kong)	0.664	7/23/13		4,275,000	4,274,164

ICICI Bank, Ltd./Hong Kong (Hong Kong)	0.220	7/24/13		3,000,000	2,999,578

JPMorgan Chase & Co.	0.250	11/7/13		15,000,000	14,986,563

Lloyds TSB Bank PLC (United Kingdom)	0.140	8/1/13		7,500,000	7,499,096

National Australia Funding Delaware, Inc.	0.190	8/26/13		7,300,000	7,297,842

National Australia Funding Delaware, Inc.	0.165	8/21/13		14,000,000	13,996,728

President and Fellows of Harvard College	0.110	7/8/13		11,675,000	11,674,750

Prudential PLC 144A (United Kingdom)	0.230	9/20/13		15,450,000	15,442,005

RBS Holdings USA, Inc.	0.140	7/17/13		6,400,000	6,399,602

Roche Holdings, Inc. (Switzerland)	0.107	7/16/13		21,500,000	21,499,046

Standard Chartered Bank/New York	0.260	7/1/13		5,350,000	5,350,000

Standard Chartered Bank/New York 144A	0.220	8/7/13		8,900,000	8,897,988

State Street Corp.	0.200	8/8/13		14,000,000	13,997,044

Sumitomo Mitsui Banking Corp. (Japan)	0.230	7/17/13		2,250,000	2,249,770

Sumitomo Mitsui Banking Corp. (Japan)	0.230	7/9/13		6,725,000	6,724,656

Sumitomo Mitsui Banking Corp. (Japan)	0.190	8/5/13		4,750,000	4,749,123

Sumitomo Mitsui Banking Corp. (Japan)	0.190	7/11/13		1,700,000	1,699,910

Svenska Handelsbanken, Inc. 144A (Sweden)	0.250	10/2/13		7,025,000	7,020,463

Toyota Credit Canada, Inc. (Canada)	0.180	9/12/13		14,365,000	14,359,757

Toyota Motor Credit Corp.	0.200	11/25/13		6,795,000	6,789,451

Wal-Mart Stores, Inc.	0.110	7/30/13		14,200,000	14,198,742

Westpac Banking Corp. 144A (Australia)	0.591	8/12/13		12,400,000	12,395,732

Total commercial paper (cost $331,076,680)					$331,076,680

MUNICIPAL BONDS AND NOTES (19.9%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

California (0.3%)

California Educational Facilities Authority Commercial Paper (Stanford University), Ser. STAN	0.100	8/6/13	P-1	$4,500,000	$4,500,000

					4,500,000
Connecticut (1.4%)

State of Connecticut Health & Education Facilities Authority Commercial Paper (Yale University), Ser. S-2	0.110	9/3/13	VMIG1	1,625,000	1,625,000

State of Connecticut Health & Education Facilities Authority Commercial Paper (Yale University), Ser. S-2	0.110	7/2/13	VMIG1	19,600,000	19,600,000

					21,225,000
District of Columbia (0.8%)

American University Commercial Paper, Ser. A	0.170	7/17/13	A-1	3,675,000	3,674,722

American University Commercial Paper, Ser. A	0.120	7/8/13	A-1	8,000,000	7,999,813

					11,674,535
Illinois (0.3%)

Illinois State Educational Facilities Authority VRDN (University of Chicago), Ser. B(M)	0.060	7/1/33	VMIG1	4,625,000	4,625,000

					4,625,000
Indiana (0.4%)

Indiana Finance Authority Commercial Paper (Trinity Health Credit Group), Ser. 08D-2	0.150	9/5/13	VMIG1	5,100,000	5,100,000

					5,100,000
Kentucky (0.8%)

Kentucky State Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.050	5/1/34	VMIG1	11,000,000	11,000,000

					11,000,000
Maryland (1.9%)

Howard County Commercial Paper, Ser. 11	0.130	7/8/13	P-1	6,850,000	6,850,000

Johns Hopkins University Commercial Paper, Ser. B	0.150	7/16/13	P-1	5,000,000	5,000,000

Johns Hopkins University Commercial Paper, Ser. B	0.110	10/1/13	P-1	5,773,000	5,773,000

Johns Hopkins University Commercial Paper, Ser. C	0.140	9/17/13	P-1	5,000,000	5,000,000

Johns Hopkins University Commercial Paper, Ser. C	0.130	9/10/13	P-1	5,540,000	5,540,000

					28,163,000
Michigan (0.6%)

Trinity Health Corporation Commercial Paper	0.140	9/18/13	P-1	9,100,000	9,097,204

					9,097,204
Minnesota (0.5%)

Rochester Health Care Facilities VRDN (Mayo Clinic), Ser. B(M)	0.050	11/15/38	VMIG1	6,830,000	6,830,000

					6,830,000
Nevada (0.9%)

Reno Sales Tax VRDN (Reno Transportation Rail Access Corridor (ReTRAC)) (Bank of New York Mellon (The) (LOC))(M)	0.060	6/1/42	VMIG1	13,250,000	13,250,000

					13,250,000
New Jersey (0.8%)

Princeton University Commercial Paper	0.140	8/1/13	P-1	11,600,000	11,600,000

					11,600,000
North Carolina (1.0%)

Duke University Commercial Paper, Ser. B-98	0.150	9/19/13	P-1	11,250,000	11,246,250

Wake County VRDN, Ser. A(M)	0.050	3/1/26	VMIG1	2,000,000	2,000,000

Wake County VRDN, Ser. B(M)	0.050	3/1/24	VMIG1	1,500,000	1,500,000

					14,746,250
Ohio (0.5%)

Ohio State VRDN (Infrastructure Improvement), Ser. B(M)	0.050	8/1/17	VMIG1	6,660,000	6,660,000

					6,660,000
Texas (5.9%)

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper	0.140	8/1/13	P-1	7,500,000	7,500,000

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.140	7/3/13	P-1	2,502,000	2,502,000

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.130	9/10/13	P-1	3,850,000	3,850,000

Harris County Cultural Education Facilities Finance Corporation VRDN (The Methodist Hospital), Ser. C-1(M)	0.050	12/1/24	A-1+	10,400,000	10,400,000

Harris County Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.070	10/1/29	VMIG1	3,665,000	3,665,000

Texas Public Finance Authority Commercial Paper, Ser. 03	0.180	7/9/13	P-1	4,925,000	4,925,000

Texas State TRAN	2.500	8/30/13	MIG1	14,250,000	14,304,480

The Board of Regents of The Texas A&M University System Commercial Paper	0.140	7/3/13	P-1	6,875,000	6,875,000

The Board of Regents of The Texas A&M University System Commercial Paper, Ser. B	0.140	7/3/13	P-1	9,000,000	9,000,000

The Board of Regents of The Texas A&M University System Commercial Paper, Ser. B	0.120	7/3/13	P-1	5,000,000	5,000,000

University of Texas System Board of Regents Revenue Finance System Commercial Paper	0.150	9/3/13	P-1	3,000,000	3,000,000

University of Texas System Board of Regents Revenue Finance System Commercial Paper, Ser. A	0.150	9/4/13	P-1	15,998,000	15,998,000

					87,019,480
Utah (1.3%)

Murray City Hospital VRDN (IHC Health Services, Inc.), Ser. C(M)	0.050	5/15/36	A-1+	18,550,000	18,550,000

					18,550,000
Virginia (1.3%)

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.160	9/4/13	P-1	3,950,000	3,950,000

The Rector and Visitors of The University of Virginia Commercial Paper, Ser. 03-A	0.110	10/2/13	P-1	15,500,000	15,500,000

					19,450,000
Wisconsin (1.2%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B (U.S. Bank, NA (LOC))(M)	0.060	8/15/33	VMIG1	17,880,000	17,880,000

					17,880,000

Total municipal bonds and notes (cost $291,370,469)					$291,370,469

ASSET-BACKED COMMERCIAL PAPER (12.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.140	7/19/13		$7,375,000	$7,374,484

Bedford Row Funding Corp.	0.180	9/9/13		7,600,000	7,597,340

Chariot Funding, LLC 144A	0.250	11/5/13		7,100,000	7,093,738

Chariot Funding, LLC 144A	0.240	12/18/13		15,000,000	14,983,000

CHARTA, LLC	0.220	8/1/13		7,305,000	7,303,616

CIESCO, LP	0.170	7/9/13		7,250,000	7,249,726

Fairway Finance, LLC (Canada)	0.180	7/22/13		2,400,000	2,399,748

Fairway Finance, LLC 144A (Canada)	0.215	10/9/13		9,825,000	9,825,000

Gotham Funding Corp. (Japan)	0.190	9/16/13		8,350,000	8,346,607

Gotham Funding Corp. (Japan)	0.190	8/15/13		13,715,000	13,711,743

Jupiter Securitization Co., LLC	0.240	12/11/13		5,700,000	5,693,806

Jupiter Securitization Co., LLC	0.240	11/25/13		16,400,000	16,383,928

Manhattan Asset Funding Co., LLC (Japan)	0.200	7/11/13		5,250,000	5,249,708

Old Line Funding, LLC	0.210	8/1/13		15,300,000	15,297,233

Old Line Funding, LLC 144A	0.160	8/5/13		6,875,000	6,873,931

Regency Markets No. 1, LLC 144A	0.170	7/22/13		22,115,000	22,112,807

Sheffield Receivables Corp. (United Kingdom)	0.150	7/18/13		7,250,000	7,249,486

Thunder Bay Funding, LLC	0.200	8/23/13		14,250,000	14,245,804

Working Capital Management Co. (Japan)	0.180	7/8/13		7,200,000	7,199,748

Total asset-backed commercial paper (cost $186,191,453)					$186,191,453

CERTIFICATES OF DEPOSIT (9.2%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.220	9/3/13		$22,500,000	$22,500,000

Bank of America NA	0.190	7/22/13		7,400,000	7,400,000

Bank of Montreal/Chicago, IL (Canada)	0.170	9/23/13		9,900,000	9,900,000

Bank of Nova Scotia/Houston FRN	0.623	9/17/13		5,500,000	5,503,777

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.423	9/16/13		6,500,000	6,502,799

Citibank, NA	0.180	8/1/13		7,500,000	7,500,000

JPMorgan Chase Bank NA	0.250	9/18/13		6,360,000	6,360,000

Nordea Bank Finland PLC/New York	0.250	9/12/13		19,525,000	19,525,000

Royal Bank of Canada/New York, NY FRN (Canada)	0.303	6/24/14		14,350,000	14,350,000

Svenska Handelsbanken/New York, NY (Sweden)	0.255	7/15/13		14,750,000	14,750,200

Toronto-Dominion Bank/NY (Canada)	0.305	7/19/13		8,000,000	8,000,299

Toronto-Dominion Bank/NY FRN (Canada)	0.276	10/21/13		12,500,000	12,500,000

Total certificates of deposit (cost $134,792,075)					$134,792,075

SHORT-TERM INVESTMENT FUND (4.0%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.06%(AFF)				58,000,000	$58,000,000

Total short-term investment fund (cost $58,000,000)					$58,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.1%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Federal Home Loan Bank sr. unsec. bonds	0.170	9/20/13		$14,900,000	$14,899,835
Federal Home Loan Bank unsec. bonds	0.400	7/9/13		7,000,000	7,000,382

Federal Home Loan Mortgage Corp. unsec. notes, MTN	0.130	2/7/14		14,570,000	14,568,410

Federal National Mortgage Association unsec. notes	0.500	8/9/13		9,000,000	9,003,298

Total U.S. government agency obligations (cost $45,471,925)					$45,471,925

U.S. TREASURY OBLIGATIONS (2.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Bills	0.153	6/26/14		$7,500,000	$7,488,375

U.S. Treasury Bills	0.147	1/9/14		18,100,000	18,085,520

U.S. Treasury Bills	0.137	6/26/14		7,500,000	7,489,500

U.S. Treasury Bills	0.129	8/22/13		7,300,000	7,298,629

Total u.s. treasury obligations (cost $40,362,024)					$40,362,024

CORPORATE BONDS AND NOTES (1.4%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

HSBC Bank PLC 144A sr. unsec. notes (United Kingdom)	1.625	8/12/13		$3,490,000	$3,495,197

Toronto-Dominion Bank (The) sr. unsec. unsub. notes FRN, Ser. MTN (Canada)	0.456	7/26/13		1,700,000	1,700,269

Wachovia Corp. sr. unsec. notes MTN, Ser. G	5.700	8/1/13		3,803,000	3,820,278

Wells Fargo Bank, NA sr. unsec. notes FRN, Ser. MTN(M)	0.323	7/15/19		11,000,000	11,000,002

Total corporate bonds and notes (cost $20,015,746)					$20,015,746

TIME DEPOSITS (1.4%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Cayman Islands)	0.080	7/1/13		$20,000,000	$20,000,000

Total time deposits (cost $20,000,000)					$20,000,000

TOTAL INVESTMENTS

Total investments (cost $1,497,511,372)(b)					$1,497,511,372

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,467,099,986.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$171	$58,000,000	$171	$11,674	$58,000,000
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.8%
	Canada	7.2
	United Kingdom	4.0
	Japan	3.3
	Australia	3.0
	Switzerland	1.9
	Norway	1.5
	Sweden	1.5
	Cayman Islands	1.3
	Hong Kong	0.5

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$186,191,453	$—
Certificates of deposit	—	134,792,075	—
Commercial paper	—	331,076,680	—
Corporate bonds and notes	—	20,015,746	—
Municipal bonds and notes	—	291,370,469	—
Repurchase agreements	—	370,231,000	—
Short-term investment fund	58,000,000	—	—
Time deposits	—	20,000,000	—
U.S. government agency obligations	—	45,471,925	—
U.S. treasury obligations	—	40,362,024	—

Totals by level	$58,000,000	$1,439,511,372	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013